Equity (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Equity Abstract
Cash flow hedge effects, net of deferred taxes	$ 12,417	$ (7,486)	$ 1,487
Currency translation on foreign entities	135,497	(108,356)	(110,936)
Changes in fair value - financial instruments at FVTOCI, net of deferred taxes	7,998	(22,298)	1,741
Own credit adjustment effects	518	489	(1,519)
Total	$ 156,430	$ (137,651)	$ (109,227)